Shareholders' Equity (Details) - Schedule of shared - based payments to employees - Employee Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) - Schedule of shared - based payments to employees [Line Items]
Number of share-based payment awards, Outstanding at beginning balance	1,667,267	1,667,267
Weighted average exercise price, Outstanding at beginning	$ 2.21	$ 2.21
Changes during the year:
Number of share-based payment awards, Granted	730,734
Weighted average exercise price, Granted	$ 13.53
Number of share-based payment awards, Exercised
Weighted average exercise price Exercised
Number of share-based payment awards, Forfeited
Weighted average exercise price, Forfeited
Number of share-based payment awards, Expired
Weighted average exercise price, Expired
Number of share-based payment awards, Cancelled	(16,876)
Weighted average exercise price, Cancelled	$ 2.21
Number of share-based payment awards, Outstanding at ending balance	2,381,125	1,667,267
Weighted average exercise price, Outstanding at ending balance	$ 4.14	$ 2.21
Number of share-based payment awards, Exercisable	1,061,778	450,557
Weighted average exercise price, Exercisable	$ 2.80	$ 2.21